Share-Based Compensation (Details 1)	Dec. 31, 2017 share Year $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options, outstanding and exercisable | share	575,000
Weighted average remaining contractual life | Year	9.31
$40.05
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price per share | $ / shares	$ 40.05
Number of options, outstanding and exercisable | share	40,000
Weighted average remaining contractual life | Year	1.25
$8.76
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price per share | $ / shares	$ 8.76
Number of options, outstanding and exercisable | share	535,000
Weighted average remaining contractual life | Year	9.92